Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,100,000,000	1,100,000,000	1,100,000,000
Common stock, shares issued	571,651,636	570,651,636	333,000,327
Common stock, shares outstanding	571,651,636	570,651,636	333,000,327
Series A Preferred Stock [Member]
Temporary equity, shares issued		0	134,109,750
Temporary equity, shares outstanding		0	134,109,750
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series C Preferred Stock [Member]
Temporary equity, shares issued	30,000,000	30,000,000	30,000,000
Temporary equity, shares outstanding	30,000,000	30,000,000	30,000,000
Series B Preferred Stock [Member]
Preferred stock, shares issued	81,000	81,000	293,000
Preferred stock, shares outstanding	81,000	81,000	293,000